Submission	Jan. 12, 2026
Submission [Line Items]
Central Index Key	0001347185
Registrant Name	AFS SENSUB CORP.
Registration File Number	333-275606
Form Type	SF-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A